Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk - CNY (¥) ¥ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		¥ 185,310	¥ 186,325
Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		33,709	67,549
Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk			2,000
Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		151,601	116,776
Trade Receivables [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		151,601	116,776
Trade Receivables [Member] | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Trade Receivables [Member] | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Trade Receivables [Member] | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Trade Receivables [Member] | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		151,601	116,776
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	12,460	7,743
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	12,460	7,743
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Financial Assets Included in Prepayments, Other Receivables and Other Assets—Normal [Member] | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Amounts Due from Related Parties—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,319	2,306
Amounts Due from Related Parties—Normal [Member] | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,319	306
Amounts Due from Related Parties—Normal [Member] | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Amounts Due from Related Parties—Normal [Member] | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		2,000
Amounts Due from Related Parties—Normal [Member] | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Amounts Due from Shareholders—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	100	100
Amounts Due from Shareholders—Normal [Member] | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]	100	100
Amounts Due from Shareholders—Normal [Member] | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Amounts Due from Shareholders—Normal [Member] | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Amounts Due from Shareholders—Normal [Member] | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Cash and Cash Equivalents—Not Yet Past Due
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		18,830	59,045
Cash and Cash Equivalents—Not Yet Past Due | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk		18,830	59,045
Cash and Cash Equivalents—Not Yet Past Due | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Cash and Cash Equivalents—Not Yet Past Due | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Cash and Cash Equivalents—Not Yet Past Due | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk
Net Investments in Subleases—Normal [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		355
Net Investments in Subleases—Normal [Member] | Stage One [Member] | 12-month Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]		355
Net Investments in Subleases—Normal [Member] | Stage Two [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Net Investments in Subleases—Normal [Member] | Stage Three [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]
Net Investments in Subleases—Normal [Member] | Simplified Approach [Member] | Lifetime Expected Credit Losses [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Credit quality and maximum exposure to credit risk	[1]

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.